Leasing Arrangements	12 Months Ended
Dec. 31, 2016
Leasing Arrangements

Note 5

Leasing Arrangements

As Lessee

We lease certain facilities and equipment for use in our operations under both capital and operating leases. Total rent expense under operating leases amounted to $3.6 billion in 2016, $3.2 billion in 2015 and $2.7 billion in 2014.

Amortization of capital leases is included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Plant, property and equipment are as follows:

	(dollars in millions)
At December 31,	2016	2015
Capital leases	$1,277	$1,046
Less accumulated amortization	(524)	(318)

Total	$753	$728

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2016, are as follows:

		(dollars in millions)
Years	Capital Leases	Operating Leases
2017	$366	$2,822
2018	272	2,583
2019	149	2,304
2020	111	1,927
2021	62	1,515
Thereafter	79	6,724

Total minimum rental commitments	1,039	$17,875

Less interest and executory costs	89

Present value of minimum lease payments	950
Less current installments	335

Long-term obligation at December 31, 2016	$615

Tower Monetization Transaction

During March 2015, we completed a transaction with American Tower pursuant to which American Tower acquired the exclusive rights to lease and operate approximately 11,300 of our wireless towers for an upfront payment of $5.0 billion. We have subleased capacity on the towers from American Tower for a minimum of 10 years at current market rates, with options to renew. Under this agreement, total rent payments amounted to $0.3 billion and $0.2 billion for the years ended December 31, 2016 and 2015, respectively. We expect to make minimum future lease payments of approximately $2.4 billion. We continue to include the towers in Plant, property and equipment, net in our consolidated balance sheets and depreciate them accordingly. At December 31, 2016 and 2015, $0.5 billion of towers related to this transaction were included in Plant, property and equipment, net. See Note 2 for additional information.